Expense Example - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND (INSTITUTIONAL, INVESTOR A, Class R Shares and INVESTOR C) - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND
Sep. 28, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	1,039
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	609
Expense Example, with Redemption, 3 Years	839
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	1,795
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	265
Expense Example, with Redemption, 3 Years	555
Expense Example, with Redemption, 5 Years	971
Expense Example, with Redemption, 10 Years	2,131
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	$ 1,363